Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Loss for the period	€ (99,075)	€ (245,933)
Adjustments for non-cash transactions	17,784	34,851
Changes in non-current operating assets and liabilities	(155,970)	4,210
Changes in working capital	48,830	244,948
Cash generated from/(used in) operations	(188,431)	38,076
Income tax paid	(1,082)	(1,624)
Net cash generated from/(used in) operating activities	(189,513)	36,452
Cash flows from investing activities
Purchases of property, plant and equipment	(22,465)	(68,973)
Purchases of intangible assets	(76)	(938)
Interest received	59	45
Net cash used in investing activities	(22,483)	(69,866)
Cash flows from financing activities
Proceeds from issuance of common stock, net of costs of equity transactions	93,998	85,061
Disposal of treasury shares	0	209
Proceeds from borrowings, net of transaction costs	38,141	0
Repayment of borrowings	(1,793)	(1,956)
Payment of lease liabilities	(2,171)	(1,948)
Interest paid	(6,544)	(6,734)
Net cash generated from/(used in) financing activities	121,631	74,632
Net change in cash and cash equivalents	(90,365)	41,218
Cash and cash equivalents at beginning of the period	346,642	204,394
Exchange gains/(losses) on cash	1,814	2,324
Restricted cash	2,951	43
Cash and cash equivalents at end of the period	€ 261,042	€ 247,948